DELAWARE POOLED TRUST

Supplement to the Statement of Additional Information
Dated February 28, 2006

The following information supplements the investment professionals chart in the section titled "Management of the Trust-Officers and Trustees" beginning on page 36:

Name, Address and Birthdate	Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Ryan K. Brist, CFA 2005 Market Street Philadelphia, PA 19103 March 22, 1971	Executive Vice President and Managing Director Chief Investment Officer- Fixed Income	5 Years	Mr. Brist has served in various executive capacities at different times at Delaware Investments.
Stephen R. Cianci 2005 Market Street Philadelphia, PA 19103 May 12, 1969	Senior Vice President/Senior Portfolio Manager	9 Years	Mr. Cianci has served in various executive capacities at different times at Delaware Investments.
Paul Grillo 2005 Market Street Philadelphia, PA 19103 May 16, 1959	Senior Vice President/Senior Portfolio Manager	11 Years	Mr. Grillo has served in various executive capacities at different times at Delaware Investments.
Jordan L. Irving 2005 Market Street Philadelphia, PA 19103 December 25, 1973	Vice President/Senior Portfolio Manager	Less than 1 Year

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present); Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998- March 2004)

Anthony A. Lombardi 2005 Market Street Philadelphia, PA 19103 October 6, 1965	Vice President/Senior Portfolio Manager	Less than 1 Year

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present); Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998 - March 2004)

D. Tysen Nutt, Jr. 2005 Market Street Philadelphia, PA 19103 January 27, 1952	Senior Vice President/Senior Portfolio Manager	Less than 1 Year

Senior Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present); Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998 - March 2004)

Tim L. Rabe 2005 Market Street Philadelphia, PA 19103 September 18, 1970	Senior Vice President/Senior Portfolio Manager	5 years	Mr. Rabe has served in various executive capacities at different times at Delaware Investments.
Robert A. Vogel, Jr. 2005 Market Street Philadelphia, PA 19103 February 22, 1969	Vice President/Senior Portfolio Manager	Less than 1 Year

Vice President/Senior Portfolio Manager - Delaware Investment Advisers (a series of Delaware Management Business Trust) (March 2004 - Present); Vice President/Portfolio Manager - Merrill Lynch Investment Managers (February 1998 - March 2004)

The following chart supplements the section titled "Portfolio Managers-Other Accounts Managed-The Manager" beginning on page 52:
Name	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Ryan K. Brist
Registered Investment Companies	10	$2.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	30	$3.0 billion	0	$0
Stephen R. Cianci
Registered Investment Companies	12	$1.5 billion	0	$0
Other Pooled Investment Vehicles	2	$11.4 million	0	$0
Other Accounts	32	$1.5 billion	0	$0
Paul Grillo
Registered Investment Companies	12	$1.5 billion	0	$0
Other Pooled Investment Vehicles	2	$11.4 million	0	$0
Other Accounts	32	$1.5 billion	0	$0
Jordan L. Irving
Registered Investment Companies	8	$2.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$1.3 billion	0	$0
Anthony A. Lombardi
Registered Investment Companies	8	$2.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$1.3 billion	0	$0
D. Tysen Nutt
Registered Investment Companies	8	$2.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$1.3 billion	0	$0
Timothy L. Rabe
Registered Investment Companies	13	$2.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$19.1 million	0	$0
Robert A. Vogel, Jr.
Registered Investment Companies	8	$2.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	16	$1.3 billion	0	$0

This supplement is dated June 6, 2006.